Summary of Significant Accounting Policies - Schedule Of Earnings Per Share Basic And Diluted (Detail) - Common Stock Subject To Possible Redemption [Member] - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Mar. 23, 2021
Common Class A [Member]
Earnings Per Share Basic And Diluted [Line Items]
Total number of shares	4,128,024	23,000,000	23,000,000	4,128,024	23,000,000	23,000,000	23,000,000	0	0	0
Allocation of net loss - inception through date of Initial Public Offering based on ownership percentage		$ 0	$ 0
Allocation of net loss - date of Initial Public Offering through September 30, 2021 based on ownership percentage		(607,318)	(607,318)		$ 2,827,355
Allocation of net income based on ownership percentage	$ 206,264			$ 2,556,283	2,827,355
Less: Allocation of accretion based on ownership percentage	(629,658)	(25,309,111)	(25,309,111)	(704,366)	(25,312,939)
Plus: Accretion applicable to Class A redeemable shares	1,506,720	31,636,389	31,636,389	1,685,490	31,641,174
Total income (loss) by Class	$ 1,083,326	$ 5,719,960	$ 5,719,960	$ 3,537,407	$ 9,155,590
Weighted average shares outstanding, Basic	20,743,568	4,000,000	1,936,842	22,239,591	8,890,071
Weighted average shares outstanding, Diluted	20,743,568	4,000,000	1,936,842	22,239,591	8,890,071
Income (loss) per share, Basic	$ 0.05	$ 1.43	$ 2.95	$ 0.16	$ 1.03
Income (loss) per share, Diluted	$ 0.05	$ 1.43	$ 2.95	$ 0.16	$ 1.03
Common Class A [Member] | Class A Shareholder Ownership [Member]
Earnings Per Share Basic And Diluted [Line Items]
Ownership percentage	42.00%	80.00%	80.00%	42.00%	80.00%
Common Class B [Member]
Earnings Per Share Basic And Diluted [Line Items]
Total number of shares	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Allocation of net loss - inception through date of Initial Public Offering based on ownership percentage		$ (64,141)	$ (147,444)		$ (147,444)
Allocation of net loss - date of Initial Public Offering through September 30, 2021 based on ownership percentage		(151,830)	(151,830)		706,839
Allocation of net income based on ownership percentage	$ 287,308			$ 3,560,692	559,395
Less: Allocation of accretion based on ownership percentage	(877,062)	(6,327,278)	(6,327,278)	(981,124)	(6,328,235)
Plus: Accretion applicable to Class A redeemable shares	0	0	0	0
Total income (loss) by Class	$ (589,754)	$ (6,543,249)	$ (6,626,552)	$ 2,579,568	$ (5,768,840)
Weighted average shares outstanding, Basic	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Weighted average shares outstanding, Diluted	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Income (loss) per share, Basic	$ (0.1)	$ (1.14)	$ (1.15)	$ 0.45	$ (1)
Income (loss) per share, Diluted	$ (0.1)	$ (1.14)	$ (1.15)	$ 0.45	$ (1)
Common Class B [Member] | Class B Shareholder Ownership [Member]
Earnings Per Share Basic And Diluted [Line Items]
Ownership percentage	58.00%	20.00%	20.00%	58.00%	20.00%